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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

           (Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the quarter ended July 31, 2007. These two series have an October 31 fiscal year end.

Date of reporting period: July 31, 2007

Item 1 – Schedule of Investments

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 97.4%
CONSUMER STAPLES 2.3%
Food & Staples Retailing 2.3%
CVS Caremark Corp.	200,813	$7,066,609

HEALTH CARE 89.5%
Biotechnology 23.2%
Alexion Pharmaceuticals, Inc. * ρ	51,352	2,986,632
Altus Pharmaceuticals, Inc. * ρ	82,000	836,400
Amgen, Inc. *	60,749	3,264,651
Antisoma plc *	1,100,000	816,437
Applera Corp.-Celera Genomics Group *	117,877	1,416,882
ArQule, Inc. *	171,637	974,898
Array BioPharma, Inc.	55,000	552,750
Biogen Idec, Inc. *	71,697	4,053,748
BioMarin Pharmaceutical, Inc. *	154,759	2,794,948
Celgene Corp. * ρ	29,328	1,776,104
Cephalon, Inc. * ρ	49,000	3,681,860
Cepheid * ρ	133,178	1,964,376
Cubist Pharmaceuticals, Inc. *	100,000	2,306,000
Gen-Probe, Inc. * ρ	100,831	6,353,361
Genentech, Inc. *	43,116	3,206,968
Genmab AS *	48,800	3,002,012
Genzyme Corp. *	80,000	5,045,600
Human Genome Sciences, Inc. *	183,873	1,426,854
Incyte Corp. *	269,710	1,434,857
Indevus Pharmaceuticals, Inc. *	264,927	1,878,332
Isis Pharmaceuticals, Inc. * ρ	256,337	2,668,468
Medarex, Inc. * ρ	140,293	1,986,549
Orchid Cellmark, Inc. *	308,634	1,543,170
OSI Pharmaceuticals, Inc. * ρ	95,025	3,063,606
Panacos Pharmaceuticals, Inc. * ρ	378,777	1,249,964
Regeneron Pharmaceuticals, Inc. *	139,000	2,069,710
Tanox, Inc. * ρ	179,403	3,498,359
Theratechnologies, Inc. *	408,136	3,907,828
Theravance, Inc. *	40,000	1,070,800
ZymoGenetics, Inc. * ρ	124,201	1,435,764

		72,267,888

Health Care Equipment & Supplies 17.1%
Abiomed, Inc. * ρ	120,099	1,241,824
Baxter International, Inc.	59,664	3,138,326
Beckman Coulter, Inc.	24,000	1,699,680
C.R. Bard, Inc.	45,000	3,531,150
Covidien, Ltd. *	46,000	1,883,700
Fresenius SE	42,660	3,147,544
Hillenbrand Industries, Inc.	51,500	3,246,560
Hospira, Inc. *	70,141	2,712,352
Invacare Corp. ρ	91,500	1,880,325
Inverness Medical Innovations, Inc. * ρ	80,000	3,872,800
Medipattern Corp. * #	147,387	155,108
NMT Medical, Inc. *	201,498	2,355,512
Smith & Nephew plc	270,000	3,207,007
Sorin SpA *	293,437	733,663
St. Jude Medical, Inc. *	77,253	3,332,694
Synthes, Inc.	22,500	2,613,433
Thoratec Corp. * ρ	170,000	3,299,700
TomoTherapy, Inc.	80,500	2,181,550
Varian Medical Systems, Inc. *	61,000	2,488,800

1

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Vital Signs, Inc.	42,767	$2,224,312
Zoll Medical Corp. *	154,000	4,136,440

		53,082,480

Health Care Providers & Services 9.2%
Brookdale Senior Living, Inc. ρ	18,000	720,180
Cardinal Health, Inc.	47,500	3,122,175
Community Health Systems, Inc. *	44,000	1,711,600
Emeritus Corp. ρ	138,000	3,381,000
Fresenius Medical Care AG & Co. KGaA	55,713	2,620,356
McKesson Corp.	55,000	3,176,800
Medco Health Solutions, Inc. *	22,500	1,828,575
UnitedHealth Group, Inc.	33,000	1,598,190
Universal Health Services, Inc., Class B	54,000	2,831,760
WellPoint, Inc. *	103,000	7,737,360

		28,727,996

Life Sciences Tools & Services 7.7%
AMAG Pharmaceuticals, Inc. * ρ	88,765	4,765,793
Applera Corp.-Applied Biosystems Group	82,614	2,579,209
Bio-Rad Laboratories, Inc., Class A *	34,265	2,541,092
Enzo Biochem, Inc. * ρ	325,000	4,153,500
Helicos BioSciences Corp. *	110,000	935,000
Pharmaceutical Product Development, Inc.	84,000	2,814,000
Thermo Fisher Scientific, Inc. *	120,109	6,270,891

		24,059,485

Pharmaceuticals 32.3%
Abbott Laboratories	148,845	7,544,953
Adams Respiratory Therapeutics, Inc. * ρ	95,000	3,515,950
Auxilium Pharmaceuticals, Inc. * ρ	241,000	4,210,270
Bristol-Myers Squibb Co.	168,936	4,799,472
Chugai Pharmaceutical Co., Ltd. ρ	160,000	2,762,708
Daiichi Sankyo Co., Ltd.	140,800	3,922,545
Eurand NV *	126,118	1,808,532
Inspire Phamaceuticals, Inc. * ρ	120,000	660,000
Inyx, Inc. * + ρ	1,070,000	101,650
Ipsen ρ	134,852	7,163,944
Merck & Co., Inc.	220,642	10,954,875
Merck KGaA	44,060	5,498,607
Mylan Laboratories, Inc.	88,601	1,420,274
Novartis AG, ADR	60,300	3,253,185
Novo Nordisk AS	49,950	5,261,600
Roche Holding AG	45,642	8,069,681
Sanofi-Aventis SA, ADR	77,179	3,222,223
Santarus, Inc. * ρ	230,000	1,104,000
Schering-Plough Corp.	283,000	8,076,820
Sepracor, Inc. *	55,000	1,547,150
Shire plc	240,000	5,896,911
Sirtris Pharmaceuticals, Inc. * ρ	45,875	571,603
Spectrum Pharmaceuticals, Inc. * ρ	274,055	1,033,187
Wyeth	144,893	7,030,208
XenoPort, Inc. *	29,000	1,238,010

		100,668,358

2

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 5.6%
Chemicals 5.6%
Bayer AG	219,864	$15,512,573
Syngenta AG	11,000	2,073,209

		17,585,782

Total Common Stocks (cost $255,520,049)		303,458,598

RIGHTS 0.0%
HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Valera Pharmaceuticals, Inc. * + ☐ (cost $0)	410,964	0

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 18.0%
COMMERCIAL PAPER 1.6%
Morgan Stanley, 5.37%, 10/29/2007	$5,000,000	5,000,000

CORPORATE BONDS 1.9%
Capital Markets 1.0%
Bear Stearns Cos., 5.52%, 01/10/2008	1,000,488	999,805
Morgan Stanley, FRN, 5.56%, 01/11/2008	2,002,140	2,000,555

		3,000,360

Consumer Finance 0.3%
Toyota Motor Credit Corp., FRN, 5.33%, 05/08/2008	1,000,000	1,000,016

Diversified Financial Services 0.6%
Bank of America Corp., FRN, 5.43%, 06/13/2008	2,000,000	1,999,964

	Shares	Value

MUTUAL FUND SHARES 0.4%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	1,210,815	1,210,815

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 14.1%
Banc of America Securities, LLC, 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $5,000,753	$5,000,000	5,000,000
Barclays Capital, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity value $3,000,453	3,000,000	3,000,000
BNP Paribas Securities, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity value $2,000,302	2,000,000	2,000,000
Cantor Fitzgerald & Co., 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $4,000,602	4,000,000	4,000,000
Countrywide Securities Corp., 5.41%, dated 07/31/2007, maturing 08/01/2007, maturity value $2,000,301	2,000,000	2,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $1,000,151	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity value $7,001,056	7,000,000	7,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $1,000,151	1,000,000	1,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity value $3,000,453	3,000,000	3,000,000

3

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Lehman Brothers, Inc., 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $5,000,753	$5,000,000	$5,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $4,000,602	4,000,000	4,000,000
Nomura Securities International, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity value $7,001,056	7,000,000	7,000,000

		44,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $56,211,155)		56,211,155

	Shares	Value

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.05% q ø ## (cost $9,871,458)	9,871,458	9,871,458

Total Investments (cost $321,602,662) 118.6%		369,541,211
Other Assets and Liabilities (18.6%)		(57,877,403)

Net Assets 100.0%		$311,663,808

*	Non-income producing security
ρ	All or a portion of this security is on loan.
#	When-issued or delayed delivery security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 270 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $323,612,989. The gross unrealized appreciation and depreciation on securities based on tax cost was $61,428,046 and $15,499,824, respectively, with a net unrealized appreciation of $45,928,222.

4

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 81.7%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Idearc, Inc. *	26,250	$911,138
Virgin Media, Inc.	25,000	621,000

		1,532,138

ENERGY 14.0%
Oil, Gas & Consumable Fuels 14.0%
Copano Energy, LLC	700,000	29,351,000
Crosstex Energy, Inc. ρ	400,000	11,564,000
Genesis Energy, LP ρ	321,000	11,299,200
NuSTAR GP Holdings, LLC	325,000	11,365,250
Southwestern Energy Co. * ρ	250,000	10,157,500
Spectra Energy Corp.	62,500	1,591,875
Williams Partners, LP ρ	335,000	16,190,550

		91,519,375

TELECOMMUNICATION SERVICES 25.1%
Diversified Telecommunication Services 11.5%
AT&T, Inc.	800,000	31,328,000
Embarq Corp.	25,000	1,544,750
France Telecom	350,000	9,400,669
Shenandoah Telecommunications Co. ρ +	240,000	11,695,200
TELUS Corp.	75,000	4,188,161
TELUS Corp.	75,000	4,102,500
Verizon Communications, Inc.	300,000	12,786,000
Windstream Corp.	25,848	355,668

		75,400,948

Wireless Telecommunication Services 13.6%
Alltel Corp.	100,000	6,595,000
American Tower Corp., Class A *	225,000	9,373,500
Centennial Communications Corp.	700,000	7,161,000
Crown Castle International Corp. * ρ	444,800	16,124,000
Dobson Communications Corp., Class A *	475,000	5,913,750
MetroPCS Communications, Inc. *	350,000	12,817,000
Rogers Communications, Inc., Class B	400,000	18,116,000
SBA Communcations Corp. * ρ	200,000	6,664,000
Vodafone Group plc *	2,000,000	6,079,095

		88,843,345

UTILITIES 42.4%
Electric Utilities 16.7%
Allegheny Energy, Inc. *	200,000	10,446,000
Allete, Inc. ρ	100,000	4,384,000
British Energy Group plc *	2,500,000	25,269,365
DPL, Inc. ρ	350,000	9,303,000
E.ON AG, ADR	65,000	3,401,450
Edison International ρ	150,000	7,933,500
El Paso Electric Co. *	20,000	465,400
Entergy Corp.	52,000	5,197,920
Exelon Corp. ρ	58,000	4,068,700
FirstEnergy Corp.	200,000	12,150,000
Fortum Oyj *	100,000	3,223,705
FPL Group, Inc.	200,000	11,546,000
ITC Holdings Corp.	65,000	2,733,250
Maine & Maritimes Corp.	2,365	64,162
NRG Energy, Inc. *	199,500	7,690,725
Red Electrica de Espana SA	44,000	1,985,766

		109,862,943

1

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 1.7%
Enagas SA ρ	83,000	$1,986,966
UGI Corp.	350,000	9,033,500

		11,020,466

Independent Power Producers & Energy Traders 8.5%
AES Corp. *	243,750	4,789,687
Calpine Corp. *	1,931,000	5,310,250
Canadian Hydro Developers, Inc. *	105,000	600,846
Constellation Energy Group, Inc.	250,000	20,950,000
Dynegy, Inc., Class A *	2,020,000	17,998,200
Ormat Technologies, Inc. ρ	150,000	6,217,500

		55,866,483

Multi-Utilities 12.5%
Ameren Corp. ρ	66,500	3,190,670
Florida Public Utilities Co.	25,000	303,750
MDU Resources Group, Inc. ρ	200,000	5,452,000
National Grid Transco plc, ADR ρ	165,000	11,728,200
PG&E Corp.	75,000	3,210,750
Public Service Enterprise Group, Inc.	301,705	25,991,886
RWE AG	125,000	13,208,069
Sempra Energy	200,000	10,544,000
Wisconsin Energy Corp.	190,000	8,156,700

		81,786,025

Water Utilities 3.0%
Aqua America, Inc. ρ	25,000	547,000
Kelda Group plc	1,035,220	17,626,522
Pennichuck Corp.	50,000	1,318,500

		19,492,022

Total Common Stocks (cost $425,122,719)		535,323,745

CONVERTIBLE PREFERRED STOCKS 0.7%
FINANCIALS 0.7%
Real Estate Investment Trusts 0.7%
Annaly Capital Management, Inc., 6.00% (cost $3,765,633)	150,000	4,481,250

PREFERRED STOCKS 1.1%
FINANCIALS 0.0%
Real Estate Investment Trusts 0.0%
Thornburg Mortgage, Inc., 7.50%,	6,900	165,428

MATERIALS 0.0%
Metals & Mining 0.0%
Ryerson, Inc., Ser. A, 2.40%	4,500	176,625

UTILITIES 1.1%
Electric Utilities 0.8%
Carolina Power & Light Co., 5.00%	2,000	177,563
Central Illinois Public Service Co., 4.92%	11,000	954,250
Connecticut Light & Power, Ser. 54E, 2.06%	3,925	150,867
Consolidated Edison, Inc., 5.00%	20,650	1,865,211
Entergy Arkansas, Inc., Ser. 1965, 4.56%	1,673	138,859
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	604,450
Southern California Edison Co., Ser. B, 4.08%	1,200	22,416
Union Electric Co., 4.56%	9,600	819,120
Union Electric Co., Ser. 1969, 4.00%	6,300	472,500

		5,205,236

2

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Multi-Utilities 0.3%
Public Service Company of New Mexico, Ser. 1965, 4.58%,	18,000	$1,556,438

Total Preferred Stocks (cost $7,055,884)		7,103,727

	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.9%
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$5,000,000	5,643,750
Peabody Energy Corp., 4.75%, 12/15/2066	1,000,000	987,500

		6,631,250

UTILITIES 0.9%
Electric Utilities 0.9%
Reliant Energy, Inc., 5.00%, 08/15/2010	2,000,000	5,655,000

Total Convertible Debentures (cost $9,004,102)		12,286,250

CORPORATE BONDS 1.6%
UTILITIES 1.6%
Independent Power Producers & Energy Traders 1.6%
Calpine Corp., 8.50%, 02/15/2011 • (cost $10,211,625)	8,700,000	10,396,500

	Shares	Value

WARRANTS 6.7%
UTILITIES 6.7%
Electric Utilities 6.7%
Mirant Corp., Ser. A, Expiring 01/03/2011 *	1,460,200	27,889,820
Mirant Corp., Ser. B, Expiring 01/03/2011 *	800,000	15,960,000

Total Warrants (cost $23,876,550)		43,849,820

MUTUAL FUND SHARES 0.3%
Tortoise Capital Resources Corp. ρ	100,000	1,580,000
Tortoise Energy Capital Corp. ρ	22,000	632,940

Total Mutual Fund Shares (cost $2,200,700)		2,212,940

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 16.4%
COMMERCIAL PAPER 1.5%
Ebury Finance, Ltd., FRN, 5.27%, 08/08/2007	$4,999,000	4,999,961
Morgan Stanley, 5.37%, 10/29/2007	5,000,000	5,000,000

		9,999,961

CORPORATE BONDS 4.1%
Capital Markets 1.2%
Bear Stearns Cos., 5.52%, 01/10/2008	4,001,952	3,999,221
Morgan Stanley, FRN, 5.56%, 01/11/2008	4,004,280	4,001,109

		8,000,330

Diversified Financial Services 2.6%
Bank of America Corp., FRN, 5.43%, 02/08/2008	4,000,000	4,000,917
Cortland Capital, LLC, FRN, 5.43%, 04/10/2008	4,999,539	4,999,056
Premier Asset Collateralized Entity, LLC, FRN, 5.30%, 05/15/2008	2,999,700	2,999,724
Sigma Finance, Inc., FRN, 5.34%, 06/16/2008	5,000,175	4,998,831

		16,998,528

3

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
CORPORATE BONDS continued
Consumer Finance 0.3%
Toyota Motor Credit Corp., FRN, 5.33%, 05/08/2008	$2,000,000	$2,000,032

		26,998,890

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	785,719	785,719
Navigator Prime Portfolio, 5.28% §	54,100	54,100

		839,819

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 10.7%
ABN AMRO, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity value $1,000,151	$1,000,000	1,000,000
Banc of America Securities, LLC , 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $15,002,258	15,000,000	15,000,000
BNP Paribas SA, 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity value $7,001,056	7,000,000	7,000,000
Cantor Fitzgerald & Co., 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $13,001,957	13,000,000	13,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $7,001,054	7,000,000	7,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity value $4,000,603	4,000,000	4,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $3,000,452	3,000,000	3,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity value $2,000,302	2,000,000	2,000,000
Lehman Brothers Holdings, Inc., 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $4,000,602	4,000,000	4,000,000
Merrill Lynch & Co., Inc., 5.42%, dated 07/31/2007, maturing 08/01/2007, maturity value $9,001,355	9,000,000	9,000,000
Nomura Securities International, Inc., 5.43%, dated 07/31/2007, maturing 08/01/2007, maturity value $5,000,754	5,000,000	5,000,000

		70,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $107,838,670)		107,838,670

Total Investments (cost $589,075,883) 110.4%		723,492,902
Other Assets and Liabilities (10.4%)		(68,402,727)

Net Assets 100.0%		$655,090,175

*	Non-income producing security.
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
q	Rate shown is the 7-day annualized yield at period end.
§	Rate shown is the 1-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 257 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $589,413,045. The gross unrealized appreciation and depreciation on securities based on tax cost was $147,927,443 and $13,847,586, respectively, with a net unrealized appreciation of $134,079,857.

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date:	September 28, 2007

By:
Jeremy DePalma Principal Financial Officer

Date:	September 28, 2007

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I,	Jeremy DePalma, certify that:
1.	I have reviewed this report on Form N-Q of Evergreen Equity Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2007
Jeremy DePalma Principal Financial Officer Evergreen Equity Trust

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I,	Dennis H. Ferro, certify that:
1.	I have reviewed this report on Form N-Q of Evergreen Equity Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2007
Dennis H. Ferro Principal Executive Officer Evergreen Equity Trust